FINANCIAL INSTRUMENTS AND RISK MANAGEMENT	0 Months Ended
Dec. 31, 2011
Financial Instruments And Risk Management Abstract]
Financial Instruments and Risk Management

<>NOTE 15—FINANCIAL INSTRUMENTS AND RISK MANAGEMENT:

  <><>Foreign exchange risk management:<>

  The Group enters into forward exchange contracts in non-functional currencies and purchases and writes non-functional currency options in order to hedge the currency exposure on identifiable balance sheet items. In addition, the Group takes steps to reduce exposure by using “natural” hedging. The Company also acts to offset risks in opposite directions among the companies in the Group. The currency hedged items are usually denominated in the following main currencies: European (mainly the Euro (EUR), Hungarian Forint (HUF), British Pound (GBP), New Israeli Shekel (NIS), Canadian Dollar (CAD), Kuna (HRK), Rubal (RUB), Czech Koruna (CZK) and Swiss Frank (CHF).The writing of options is part of a comprehensive currency hedging strategy.

  <>These transactions are for periods of less than one year. The counterparties to the derivatives comprised mainly of major banks and, in view of the current financial environment, the Company is monitoring the associated inherent credit risks.

  <><>Interest rate, cross-currency swaps and other financial instruments:<>

During the second quarter of 2010, the Company entered into swap agreements with respect to its $1 billion principal amount of 3.00% Senior Notes due 2015. The purpose of these interest rate and cross-currency swap agreements was to convert the notes' denomination from dollars to Euros. As a result of these agreements, Teva pays a fixed rate of 2.36% on the euro principal amount, as compared to the stated 3.00% fixed rate on the dollar principal amount.

During the first quarter of 2011, the Company entered into swap agreements with respect to its $250 million principal amount of 1.70% Senior Notes due 2014. The purpose of these interest rate swap agreements was to change the interest rate from fixed to floating rate. As a result of these agreements, Teva is currently paying an effective interest rate of three months LIBOR plus an average 0.39% on the $250 million principal amount, as compared to the stated 1.70% fixed rate.

During the second quarter of 2011, Teva entered into short term cash flow hedge transactions to reduce the exposure resulting mainly from payroll costs denominated in New Israeli Shekels.

During the fourth quarter of 2011, the Company entered into swap agreements with respect to its $1.1 billion principal amount of three month LIBOR plus 0.9% Senior Notes due 2013. The purpose of these interest rate swap agreements was to change the interest rate from floating to fixed rate. As a result of these agreements, Teva is currently paying an effective interest rate of 1.61% on the $1.1 billion principal amount, as compared to the stated three months LIBOR plus an average 0.9% rate.

During the fourth quarter of 2011, the Company entered into swap agreements with respect to its $875 million principal amount of 3.65% Senior Notes due 2021. The purpose of these interest rate and cross-currency swap agreements was to convert the notes' denomination from dollars to Euros. As a result of these agreements, Teva pays a fixed rate of 3.85% on the euro principal amount, as compared to the stated 3.65% fixed rate on the dollar principal amount.

The above transactions were accounted for by Teva as hedge accounting.

During the second quarter of 2011, Teva entered into economic hedge transactions to help protect Teva's European subsidiaries from anticipated sales exposure resulting from the fluctuation of the US dollar against the Euro, the result of which is reflected in financial expenses—net.

3) Derivative instrument disclosure:
The fair value of derivative instruments consists of:
		Fair value
	Reported under	December 31,
		2011	2010
		U.S. $ in millions
Asset derivatives, comprising interest rate and cross currency swap agreements, designated as hedging instruments	Long-term investments and receivables	$25	$0

Asset derivatives, comprising primarily foreign exchange contracts, not designated as hedging instruments	Deferred taxes and other current assets	$17	$17

Liability derivatives, comprising interest rate and cross currency swap agreements, designated as hedging instruments	Senior notes and loans	$53	$70

Liability derivatives, comprising foreign exchange contracts, not designated as hedging instruments	Other current liabilities	$57	$16

Derivatives on foreign exchange contracts hedge Teva's balance sheet items from currency exposure but are not designated as hedging instruments for accounting purposes. With respect to such derivatives, losses of $5 million and $31 million were recognized under financial expenses—net for the years ended December 31, 2011 and 2010, respectively. Such losses offset the revaluation of the balance sheet items also booked under financial expenses—net.

With respect to the interest rate and cross-currency swap agreements, gains of $20 million were recognized under financial expenses—net for each of the years ended December 31, 2011 and 2010, respectively. Such gains mainly reflect the differences between the fixed interest rate and the floating interest rate.

  Derivative instruments in connection with the ratiopharm acquisition:

  In anticipation of the closing of the ratiopharm acquisition, the Company entered into derivative transactions, which include forward and option contracts, in the amount of €1.5 billion, in order to partially hedge the euro-denominated acquisition commitment of €3.6 billion. As these transactions did not qualify for hedge accounting, the change in fair value of these transactions was recognized under finance expenses—net, resulting in a loss of $102 million for the year ended December 31, 2010.

  Securitization:

During the second half of 2011, Teva securitized approximately $558 million of its trade receivables. The deal was accounted for as a sale transaction.